Other Current Assets	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets	OTHER CURRENT ASSETS

As at December 31 (millions of dollars)	2022	2021
Regulatory assets (Note 12)	189	226
Prepaid expenses and other assets	62	55
Materials and supplies	25	22
Derivative assets (Note 17)	5	—
	281	303